Consolidated Statements of Financial Condition(Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Condition(Parenthetical) [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	4,745,826	4,745,826
Common Stock, Shares, Outstanding	4,218,361	4,228,218
Treasury Stock, Shares	527,465	517,608